Intangible Assets - Additional Information (Details) - Software licenses - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line Items]
Software financing obligations	$ 33.5	$ 5.5
Non cash portion of financial leases additions	$ 44.4	$ 0.4